PRE-OPENING EXPENSES	12 Months Ended
Dec. 31, 2019
PRE-OPENING EXPENSES
PRE-OPENING EXPENSES
12.	PRE-OPENING EXPENSES

The Group expenses all costs incurred in connection with
start-up
activities, including
pre-operating
costs associated with new hotel facilities and costs incurred with the formation of the subsidiaries, such as organization costs.
Pre-opening
expenses primarily include rental expenses and employee costs incurred during the hotel pre-opening
period.

	Years Ended December 31,
	2017	2018	2019
Rents	192	221	460
Personnel costs	6	18	14
Others	8	16	28

Total	206	255	502